Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 4, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:	Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life
Protective Rewards Elite NY
Filing Pursuant to Rule 497(j) for
File No. 333-153043; 811-8537

Commissioners:

On behalf of Protective Life and Annuity Insurance Company and Variable Annuity Account A of Protective Life, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information being used in connection with the offering of the “Rewards Elite NY”, a variable annuity contract, does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 4 for Variable Annuity Account A of Protective Life as filed with the Commission on April 29, 2011 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy
Max Berueffy